Project evaluation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Project evaluation expenses	$ 870	$ 163
Business development costs [Member]
Statement [Line Items]
Project evaluation expenses	145	46
Royalty enforcement costs [Member]
Statement [Line Items]
Project evaluation expenses	$ 725	$ 117